Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 30, 2024	Jun. 30, 2024	Dec. 31, 2023	Dec. 30, 2023	Jun. 30, 2023	Dec. 31, 2022	Dec. 30, 2022	Jun. 30, 2022	Dec. 31, 2021	Dec. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 30, 2019	Jun. 30, 2019	Dec. 31, 2018	Dec. 30, 2018	Jun. 30, 2018	Dec. 31, 2017	Dec. 30, 2017	Jun. 30, 2017	Jan. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Jan. 01, 2015	Jan. 30, 2014
DSS AmericaFirst Total Return Bond Fund Class A
Account Value [Line Items]
Account Value	$ 7,391		$ 7,110	$ 6,891		$ 6,820	$ 7,172		$ 7,145	$ 7,531		$ 8,962	$ 8,523		$ 7,049	$ 8,444		$ 8,550	$ 7,584		$ 8,418	$ 9,041		$ 9,182		$ 8,637	$ 9,910	$ 10,067	$ 10,444	$ 10,000
DSS AmericaFirst Total Return Bond Fund Class U
Account Value [Line Items]
Account Value	7,025		6,764	6,576		6,522	6,881		6,872	7,258		8,660	8,256		6,845	8,229		8,345	7,420		8,256	8,893		9,064		8,534	9,836	10,015	10,419	10,000
DSS AmericaFirst Total Return Bond Fund Class I
Account Value [Line Items]
Account Value	7,808		7,494	7,248		7,154	7,511		7,460	7,842		9,310	8,835		7,282	8,707		8,792	7,774		8,614	9,234		9,352		8,767	10,056	10,158	10,489	10,000
DSS AmericaFirst Alpha Trends Factor Fund Class A
Account Value [Line Items]
Account Value	18,848		18,429	16,292		15,348	14,335		13,114	16,392		14,796	12,633		11,203	12,983		12,178	10,630		11,519	11,227		10,260	$ 10,000
DSS AmericaFirst Alpha Trends Factor Fund Class U
Account Value [Line Items]
Account Value	17,826		17,516	15,539		14,697	13,772		12,662	15,891		14,389	12,332		10,974	12,777		12,024	10,540		11,439	11,177		10,240	10,000
DSS AmericaFirst Alpha Trends Factor Fund Class I
Account Value [Line Items]
Account Value	19,446		18,990	16,761		15,770	14,697		13,444	16,791		15,133	12,909		11,426	13,216		12,369	10,791		11,670	11,307		10,300	10,000
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class A
Account Value [Line Items]
Account Value	12,701		11,420	11,117		10,164	9,803		9,524	11,223		11,379	10,435		10,049	11,190		10,714	9,778		11,084	10,542		10,115		10,008	9,745	9,343	9,614	10,000
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class U
Account Value [Line Items]
Account Value	12,131		10,935	10,674		9,781	9,461		9,208	10,876		11,061	10,158		9,813	10,950		10,512	9,589		10,898	10,395		10,000		9,916	9,673	9,303	9,597	10,000
DSS AmericaFirst Monthly Risk-On Risk-Off Fund Class I
Account Value [Line Items]
Account Value	14,248		12,759	12,349		11,215	10,756		10,378	12,148		12,245	11,158		10,676	11,802		11,271	10,201		11,504	10,893		10,410		10,257	9,952	9,445	9,678	10,000
DSS AmericaFirst Income Fund Class A
Account Value [Line Items]
Account Value	11,544		11,025	10,440		10,030	9,880		10,001	10,860		10,986	9,312		8,301	10,008		9,715	9,243		10,362	10,597		10,310		9,736	8,766	9,297	9,940	10,000
DSS AmericaFirst Income Fund Class U
Account Value [Line Items]
Account Value	10,881		10,399	9,964		9,578	9,469		9,613	10,470		10,617	9,030		8,072	9,758		9,499	9,047		10,176	10,430		10,183		9,638	8,712	9,251	9,915	10,000
DSS AmericaFirst Income Fund Class I
Account Value [Line Items]
Account Value	12,557		11,937	11,372		10,866	10,671		10,588	11,495		11,585	9,776		8,691	10,425		10,084	9,550		10,677	10,857		10,528		9,898	8,888	9,372	9,977	10,000
S&P 500 Tot Ret A
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Alt Long Short Equity Class A [Member]
Account Value [Line Items]
Account Value	15,629		14,989	13,992		13,362	12,704		12,456	13,501		13,037	11,640		10,617	11,425		11,034	10,375		10,885	10,935		10,388		10,100	9,724	9,719	9,987	10,000
S&P 500 Tot Ret U
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Alt Long Short Equity Class U [Member]
Account Value [Line Items]
Account Value	15,629		14,989	12,704		13,362	13,501		12,456			13,037	11,640		10,617	11,425		11,034	10,375		10,885	10,935		10,388		10,100	9,724	9,719	9,987	10,000
S&P 500 Tot Ret I
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper A L T L Long Short Class I [Member]
Account Value [Line Items]
Account Value	15,629		14,989	13,992		13,362	12,704		12,456	13,501		13,037	11,640		10,617	11,425		11,034	10,375		10,885	10,935		10,388		10,100	9,724	9,719	9,987	10,000
S&P 500 Alpha A
Account Value [Line Items]
Account Value	29,615		27,310	23,688		21,926	18,757		18,334	22,906		20,511	17,797		14,568	15,031		13,551	11,432		12,273	11,956		10,730	10,000
Lipper Multi Cap Core Class A [Member]
Account Value [Line Items]
Account Value	25,829		24,050	21,434		19,781	17,263		16,768	21,051		19,506	17,076		13,602	14,089		12,874	10,895		12,086	11,808		10,639	10,000
S&P 500 Alpha U
Account Value [Line Items]
Account Value		$ 29,615	27,310		$ 23,688	21,926		$ 18,757	18,334		$ 22,906	20,511		$ 17,797	14,568		$ 15,031	13,551		$ 11,432	12,273		$ 11,956	10,730	10,000
Lipper Multi Cap Core Class U [Member]
Account Value [Line Items]
Account Value	25,829		24,050	21,434		19,781	17,263		16,768	21,051		19,506	17,076		13,602	14,089		12,874	10,895		12,086	11,808		10,639	10,000
S&P 500 Alpha I
Account Value [Line Items]
Account Value	29,615		27,310	23,688		21,926	18,757		18,334	22,906		20,511	17,797		14,568	15,031		13,551	11,432		12,273	11,956		10,730	10,000
Lipper Multi Cap Core Class I [Member]
Account Value [Line Items]
Account Value	25,829		24,050	21,434		19,781	17,263		16,768	21,051		19,506	17,076		13,602	14,089		12,874	10,895		12,086	11,808		10,639	$ 10,000
S&P 500 Risk A
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Absolute A [Member]
Account Value [Line Items]
Account Value	13,092		12,774	12,037		11,560	11,118		11,027	11,872		11,641	11,088		10,454	10,950		10,718	10,243		10,581	10,618		10,263		10,012	9,798	9,739	9,970	10,000
S&P 500 Risk U
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Absolute U [Member]
Account Value [Line Items]
Account Value	13,092		12,774	12,037		11,560	11,118		11,027	11,872		11,641	11,088		10,454	10,950		10,718	10,243		10,581	10,618		10,263		10,012	9,798	9,739	9,970	10,000
S&P 500 Risk I
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Absolute I [Member]
Account Value [Line Items]
Account Value	13,092		12,774	12,037		11,560	11,118		11,027	11,872		11,641	11,088		10,454	10,950		10,718	10,243		10,581			10,263		10,012	9,798	9,739	9,970	10,000
S&P 500 Income A
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Bloomberg Aggregate A [Member]
Account Value [Line Items]
Account Value	11,397		11,177	11,257		10,890	10,667		10,993	12,262		12,254	12,454		12,295	11,585		11,307	10,656		10,482	10,655		10,524		10,325	10,593	10,057	9,990		$ 10,000
Lipper Flex A [Member]
Account Value [Line Items]
Account Value	18,466		17,958	17,070		16,108	15,069		14,800	17,768		17,120	15,632		13,227	13,592		12,792	11,325		12,080	12,061		11,305		10,445	10,030	9,747	10,101	10,000
S&P 500 Income U
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Lipper Flexible Portfolio Funds U [Member]
Account Value [Line Items]
Account Value	18,466		17,958	17,070		16,108	15,069		14,800	17,768		17,120	15,632		13,227	13,592		12,792	11,325		12,080	12,061		11,305		10,445	10,030	9,747	10,101	10,000
Bloomberg Aggregate U [Member]
Account Value [Line Items]
Account Value	11,397		11,177	11,257		10,890	10,667		10,993	12,262		12,254	12,454		12,295	11,585		11,307	10,656		10,482	10,655		10,524		10,325	10,593	10,057	9,990	10,000
S&P 500 Income I
Account Value [Line Items]
Account Value	34,253		31,588	27,398		25,360	21,695		21,205	26,493		23,724	20,584		16,850	17,386		15,674	13,222		14,195	13,829		12,411		11,351	10,527	10,138	10,123	10,000
Bloomberg Aggregate I [Member]
Account Value [Line Items]
Account Value	11,397		11,177	11,257		10,890	10,667		10,993	12,262		12,254	12,454		12,295	11,585		11,307	10,656		10,482	10,655		10,524		10,325	10,593	10,057	9,990	10,000
Lipper Flex I [Member]
Account Value [Line Items]
Account Value	$ 18,466		$ 17,958	$ 17,070		$ 16,108	$ 15,069		$ 14,800	$ 17,768		$ 17,120	$ 15,632		$ 13,227	$ 13,592		$ 12,792	$ 11,325		$ 12,080	$ 12,061		$ 11,305		$ 10,445	$ 10,030	$ 9,747	$ 10,101	$ 10,000